SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
NOTE 12- SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Stock Purchase Agreement

Effective October 6 to October 13, 2021, the Company consummated a Securities Purchase Agreements dated October 6, 2021, with First Fire Global Opportunities Fund LLC (“First Fire”), Cavalry Investment Fund, LLC (Cavalry Investment Fund and Cavalry Fund 1, LLC (“Cavalry Fund 1”) (all together referred to as “Investors”) for the purchase of $2,174,000 convertible promissory notes (“Convertible Promissory Notes”). These Convertible Promissory Notes are due nine months from funding, have an original issue discount of 8% and interest rate at 10% per annum (default, as defined, at 24%). There is a mandatory conversion in the event a Nasdaq Listing prior to nine months from funding for which the Investors principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Investor at the lower of $.025 or 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion date. The Investors were given registration rights. The Convertible Promissory Notes may be prepaid in whole or in part of the outstanding balances at 115 % prior to maturity. 250,000,000 common shares of the Company have been reserved with the transfer agent for possible conversion. Warrants were issued to exercise up to 165,000,000 warrants to purchase 165,000,000 common shares at 110% of the opening price on the first day the Company trades on the Nasdaq exchange. The use of proceeds will be for working capital and to pay off existing debt.

Legal and Debt Settlements

On March 18, 2019, the Company issued to an Investor a convertible promissory note in the principal amount of $600,000.00 (the “Auctus Promissory Note”) and Warrant Agreement (the “Auctus Warrant Agreement”) pursuant to that certain securities purchase agreement dated March 18, 2019 (the “Auctus SPA”) with Auctus Fund, LLC (“Auctus”). Pursuant to claims by Auctus that the Company had not complied with terms of the Auctus SPA, the Company and Auctus entered into a settlement agreement dated October 13, 2021 where by the Company would pay $763,231.97 and allow Auctus to exercise its right to exercise 15,000,000 warrants to purchase 15,000,000 shares of common stock. Auctus agreed to limit the sale of common shares of the Company to 2,000,000 during each respective calendar week. As of September 30, 2021, the Company had recorded approximately $1,756,000 in accrued principal and interest and an additional derivative liability of approximately $6,500,000.

We have been named in a lawsuit by a collection law firm on behalf of Pinnacle Towers LLC and Crown Atlantic Company Inc., against TPT Global Tech, Inc. The claim derives from an outstanding debt by incurred by Copperhead Digital. The lawsuit is over unpaid rent that should have been paid by Copperhead Digital but was not paid. The Company believes it has several defenses to this claim and is in the process of communicating with opposing counsel for dismissal of the claims which amount to $386,030.62 plus interest, costs and attorney fees. The Company has accounted for approximately $600,000 in payables on its consolidated balance sheet as of September 30, 2021 for this subsidiary payable.

A lawsuit was filed in Michigan by the one of the former owners of SpeedConnect, LLC, John Ogren. Mr. Ogren claimed he was owed back wages related to the acquisition agreement wherein the Company acquired the assets of SpeedConnect, LLC and kept him on through a consulting agreement. The Company’s position was that he ultimately resigned in writing and was not due any back wages. In August 2021, Mr. Ogren was awarded $334,908 in back wages by an Arbitrator. This amount has been included in accounts payable as of June 30, 2021 and expensed in the statement of operations as other expenses in the six months ended June 30, 2021. Mr. Ogren and the Company have agreed to a settlement whereby the Company would pay $120,000 within 14 days of a written agreement with four monthly payments of $20,000 starting on December 5, 2021 through March 2, 2022.

Series E Convertible Preferred Stock

On November 10, 2021, the Company designated 10,000,000 shares of the authorized 100,000,000 shares of the Company's $0.001 par value preferred stock as the Series E Convertible Preferred Stock ("the Series E Preferred Shares.")

Series E Preferred shares have the following features: (i) 6% Cumulative Annual Dividends payable on the purchase value in cash or common stock of the Company at the discretion of the Board and payment is also at the discretion of the Board, which may decide to cumulate to future years; (ii) Any time after 12 months from issuance an option to convert to common stock at the election of the holder @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00. ; (iii) Automatic conversion of the Series D Preferred Stock shall occur without consent of holders upon any national exchange listing approval and the registration effectiveness of common stock underlying the conversion rights. The automatic conversion to common from Series D Preferred sha,ll be @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00, which shall be post-reverse split as may be necessary for any Exchange listing (iv) Registration Rights – the Company has granted Piggyback Registration Rights for common stock underlying conversion rights in the event it files any other Registration Statement (other than an S-1 that the Company may file for certain conversion common shares for the convertible note financing that was arranged and funded in 2019). Further, the Company will file, and pursue to effectiveness, a Registration Statement or offering statement for common stock underlying the Automatic Conversion event triggered by an exchange listing. (v) Liquidation Rights - $5.00 per share plus any accrued unpaid dividends – subordinate to Series A, B, C and D Preferred Stock receiving full liquidation under the terms of such series. The Company has redemption rights for the first year following the Issuance Date to redeem all or part of the principal amount of the Series D Preferred Stock at between 115% and 140%.

Subsequent to September 30, 2021, the Company paid JSJ $6,666 to eliminate all outstanding warrants held by JSJ.

Subsequent events were reviewed through the date the financial statements were issued.

NOTE 13 – SUBSEQUENT EVENTS

Stock Issuance

The Company issued 7,500,000 shares of stock to Mr. Littman in accordance with its December 28 and 29, 2020 agreements as described in Note 8. These shares were included in a Form S-1 filed by the Company on January 15, 2021. To date, we understand the shares have not been sold and thus there is no calculated shortfall as outlined in Note 8.

On April 5, the Company granted 1,500,000 restricted commons shares to a consultant as a bonus for services rendered. The Company will record $44,100 as expense in the statement of operations during the year ended December 31, 2021 represented the calculation fair value on the date of grant.

COVID-19

The Company has taken advantage of the stimulus offerings and received $722,200 in April 2020 and $680,500 in February 2021 and believes it has used these funds as is prescribed by the stimulus offerings to have the entire amounts forgiven. The Company has applied for forgiveness of the original stimulus of $722,200. The forgiveness process for stimulus funded in February 2021 has not begun. The Company will try and take advantage of additional stimulus as it is available and is also in the process of trying to raise debt and equity financing, some of which may have to be used for working capital shortfalls if revenues continue to decline because of the COVID-19 closures.

Rennova Acquisition Agreement

Rennova terminated the Rennova Acquisition Agreement described in Note 2 effective March 5, 2021 and the Company agreed to this termination with both parties not able to come to agreement of final terms.

InnovaQor

InnovaQor changed its name to TPT Strategic, Inc. on March 21, 2021. On March 30, 2021, a License Agreement, originally signed between the Company and InnovaQor for software development, was rescinded and the issuance of 6,000,000 shares of common stock to the Company were cancelled.

On April 5, 2021, the Board of Directors granted 1,500,000 restricted common shares of the Company to a consultant as a bonus for past services. This grant was valued by the Company at $44,100 and will be expensed in the year ending December 31, 2021.

Subsequent events were reviewed through the date the financial statements were issued.